Warrants (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Warrants
Repurchase of warrants (in shares)	2,271
Repurchase of warrants	$ 1,608
Warrants exercised (in shares)	381
Warrants outstanding (in shares)	7,357
Shares of common stock underlying warrants embedded in units (in shares)	30